10. Related Party Payables (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related party transactions

During the years ended December 31, 2018 and 2019, Mr. Marks and Mr. Leiner agreed to convert portions of their loans into equity. These transactions are summarized as follows:

Name	Date	Amount of Loan Principal Converted to Equity	Share Price Used for conversion	Trading price of Grom stock on the date of conversion	Shares issued

Darren Marks	10/15/2018	333,333	$0.31	0.19	1,075,268
	12/10/2019	100,000	$0.18	0.10	571,429

Melvin Leiner	10/15/2018	166,667	$0.31	0.19	537,635
	12/10/2019	100,000	$0.18	0.10	571,428